Schedule of Reconciliation of the Provision for Income Taxes From Continuing Operations at US Federal Tax Rate (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Rate Reconciliation [Line Items]
Loss before taxes	$ (90,434,568)	$ (296,262,046)	$ (48,549,929)
Income tax benefit applying United States federal statutory rate of 34%	(30,747,753)	(100,729,096)	(16,506,976)
State taxes, net of federal benefit	(2,101,978)	(1,862,197)
Permanent differences
Accretion of preferred stock	81,399.00	24,846,275.00
Preferred stock dividends	80,860.00	1,201,830.00
Derivative fair value adjustment		51,189,560.00
Qualified stock option expense		754,640.00
Goodwill impairment	978,797
Life insurance proceeds	(2,380,000)
Other	110,030		61,791
Increase in valuation allowance	31,771,303	27,396,343	15,992,522
Rate difference between United States federal statutory rate and Netherlands statutory rate		2,241,933	577,652
Other	(392,525)	(2,430,781)	(537,991)
Income tax expense (benefit)		(1,123,107)	(413,002)
United States [Member]
Permanent differences
Change in effective tax rate - foreign	2,333,139	(4,138,374)
Foreign [Member]
Permanent differences
Change in effective tax rate - foreign	$ 266,728	$ 406,760